Pension and Other Postretirement Healthcare Benefits - Summary of Benefit Obligations and Plan Assets Associated With Benefit Plans (Parenthetical) (Detail) (USD $)
In Millions, unless otherwise specified
Dec. 31, 2012
The Netherlands Retirement Plan
Defined Benefit Plans Disclosures Effect Of Subsidy On Net Periodic Postretirement Benefit Cost [Line Items]
Estimated future employer contribution	$ 4
U. S. qualified retirement plan [Member]
Defined Benefit Plans Disclosures Effect Of Subsidy On Net Periodic Postretirement Benefit Cost [Line Items]
Estimated future employer contribution	6
U.S.postretirement healthcare plan [Member]
Defined Benefit Plans Disclosures Effect Of Subsidy On Net Periodic Postretirement Benefit Cost [Line Items]
Estimated future employer contribution	$ 1